SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Sales	$ 28,891	$ 46,042	$ 52,392
Canada [Member]
Segment Reporting Information [Line Items]
Sales	1,895	3,934	3,803
United States [Member]
Segment Reporting Information [Line Items]
Sales	23,803	24,782	32,569
Europe and Middle East [Member]
Segment Reporting Information [Line Items]
Sales	702	10,603	2,085
Asia Pacific
Segment Reporting Information [Line Items]
Sales	$ 2,491	$ 6,723	$ 13,935